Expense Example - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822